Note 7 - Operating Activities	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of expenses by nature [text block]

Note 7. Operating Activities

Research and Development Expenses

	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$5,699	$4,832	$6,033
Share-based compensation expenses	167	101	377
Depreciation	315	305	340
External expenses	3,794	5,219	5,166
Total research and development expenses	$9,975	$10,457	$11,916

During the years ended December 31, 2025, 2024, and 2023, the Company recognized a nominal amount, $0.3 million and $0.4 million, respectively, related to government grants as a reduction of research and development expenses.

General and Administrative Expenses

	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$2,534	$2,332	$3,030
Share-based compensation expenses	140	256	102
Professional and other fees	3,812	4,729	6,947
Depreciation	301	302	275
Total general and administrative expenses	$6,787	$7,619	$10,354

During the year ended December 31, 2025, general and administrative share-based compensation expenses included a nominal amount of share-based compensation expenses related to noncash payments of warrants to consultants for services rendered. There were no share-based compensation expenses to consultants recognized prior to 2025.